FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS

6. FINANCIAL INSTRUMENTS

Interest Rate Risk

The Company, during 2008, entered into a series of five-year interest rate swap agreements with a total notional value of $1,190 million to hedge the variability of interest payments associated with its variable-rate term loans. Through these swap agreements, the Company has fixed its base interest and premium rate at a combined average interest rate of approximately 5.37% on the hedged principal amount of $1,190 million. Since the interest rate swaps hedge the variability of interest payments on variable rate debt with the same terms, they qualify for cash flow hedge accounting treatment. As of December 31, 2012 and 2011, unrealized net losses of $10 million and $44 million, respectively, were recorded in “Accumulated other comprehensive loss” as a result of these hedges. As of December 31, 2012, losses of $10 million are expected to be reclassified from “accumulated other comprehensive loss” to the consolidated statement of operations within the next 12 months.

These interest rate swaps reduce the Company’s overall interest rate risk. However, due to the remaining outstanding borrowings on the Company’s Debt Facilities and other borrowing facilities that continue to have variable interest rates, management believes that interest rate risk to the Company could be material if there are significant adverse changes in interest rates. To the extent that interest rates change by 25 basis points, the Company’s annual interest expense would show a corresponding change of approximately $6 million, $7 million, and $2 million for years 2013 – 2015, the term of the Company’s variable-rate term loans.

Commodity Price Risk

The Company’s production processes are dependent upon the supply of certain raw materials that are exposed to price fluctuations on the open market. The primary purpose of the Company’s commodity price forward contract activity is to manage the volatility associated with forecasted purchases. The Company monitors its commodity price risk exposures regularly to maximize the overall effectiveness of its commodity forward contracts. Principal raw materials hedged include natural gas, copper, nickel, tin, zinc, high-grade aluminum and aluminum alloy. Forward contracts are used to mitigate commodity price risk associated with raw materials, generally related to purchases forecast for up to fifteen months in the future.

The Company had commodity price hedge contracts outstanding with combined notional values of $45 million and $117 million at December 31, 2012 and 2011, respectively, of which substantially all mature within one year and substantially all were designated as hedging instruments for accounting purposes. Unrealized net gains of $1 million and losses of $15 million were recorded in “Accumulated other comprehensive loss” as of December 31, 2012 and 2011, respectively.

Foreign Currency Risk

The Company manufactures and sells its products in North America, South America, Asia, Europe and Africa. As a result, the Company’s financial results could be significantly affected by factors such as changes in foreign currency exchange rates or weak economic conditions in foreign markets in which the Company manufactures and sells its products. The Company’s operating results are primarily exposed to changes in exchange rates between the U.S. dollar and European currencies.

The Company generally tries to use natural hedges within its foreign currency activities, including the matching of revenues and costs, to minimize foreign currency risk. Where natural hedges are not in place, the Company considers managing certain aspects of its foreign currency activities and larger transactions through the use of foreign currency options or forward contracts. Principal currencies hedged have historically included the euro, British pound and Polish zloty. The Company had notional values of $160 million and $27 million of foreign currency hedge contracts outstanding at December 31, 2012 and 2011, respectively, of which substantially all mature in less than one year. Of these outstanding contracts, $11 million and $27 million in combined notional values at December 31, 2012 and 2011, respectively, were designated as cash flow hedging instruments for accounting purposes. Unrealized net gains of less than $1 million and $3 million were recorded in “Accumulated other comprehensive loss” as of December 31, 2012 and 2011, respectively, for the contracts designated as hedging instruments. The remaining outstanding foreign currency contracts with a combined notional value of $149 million were entered into by the Company to offset fluctuations in consolidated earnings caused by changes in currency rates used to translate earnings at foreign subsidiaries into U.S. dollars. These contracts are not designated as hedging instruments for accounting purposes and are marked to market through the income statement. Unrealized losses of $10 million related to these contracts were recorded in “Other expense, net” for the year ended December 31, 2012.

Other

The Company presents its derivative positions and any related material collateral under master netting agreements on a net basis. For derivatives designated as cash flow hedges, changes in the time value are excluded from the assessment of hedge effectiveness. Unrealized gains and losses associated with ineffective hedges, determined using the hypothetical derivative method, are recognized in “Other expense, net”. Derivative gains and losses included in “Accumulated other comprehensive loss” for effective hedges are reclassified into operations upon recognition of the hedged transaction. Derivative gains and losses associated with undesignated hedges are recognized in “Other expense, net” for outstanding hedges and “Cost of products sold” upon hedge maturity. The Company’s undesignated hedges are primarily commodity hedges and such hedges have become undesignated mainly due to forecasted volume declines.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of accounts receivable and cash investments. The Company’s customer base includes virtually every significant global light and commercial vehicle manufacturer and a large number of retailers, distributors and installers of automotive aftermarket parts. The Company’s credit evaluation process and the geographical dispersion of sales transactions help to mitigate credit risk concentration. No individual customer accounted for more than 6% of the Company’s direct sales during 2012. During 2011, The Company granted terms extensions with certain customers in the North American aftermarket. As a result, the Company has one VCS customer that accounts for 19% of the Company’s net accounts receivable balance as of December 31, 2012. The Company requires placement of cash in financial institutions evaluated as highly creditworthy.

The following table discloses the fair values and balance sheet locations of the Company’s derivative instruments:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	December 31 2012	December 31 2011	Balance Sheet Location	December 31 2012	December 31 2011
	(Millions of Dollars)
Derivatives designated as cash flow hedging instruments:
Interest rate swap contracts		$—	$—	Other current liabilities	$(10)	$(36)
				Other noncurrent liabilities	—	(8)
Commodity contracts	Other current liabilities	2	—	Other current liabilities	(1)	(16)
Foreign currency contracts	Other current liabilities	—	3		—	—

		$2	$3		$(11)	$(60)

Derivatives not designated as cash flow hedging instruments:
Foreign currency contracts		$—	$—	Other current liabilities	$(10)	$—

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2012:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	(Millions of Dollars)

Interest rate swap contracts	$(4)	Interest expense, net	$(38)

Commodity contracts	7	Cost of products sold	(10)

Foreign currency contracts	(2)	Cost of products sold	1

	$1		$(47)

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income on Derivatives	Amount of Loss Recognized in Income on Derivatives
		(Millions of Dollars)
Foreign currency contracts	Other expense, net	$(10)

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2011:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
		(Millions of Dollars)
Interest rate swap contracts	$(13)	Interest expense, net	$(39)		$—

Commodity contracts	(22)	Cost of products sold	5	Other expense, net	(1)

Foreign currency contracts	3	Cost of products sold	—		—

	$(32)		$(34)		$(1)

The following tables disclose the effect of the Company’s derivative instruments on the consolidated statement of operations for the year ended December 31, 2010:

Derivatives Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	(Millions of Dollars)
Interest rate swap contracts	$(58)	Interest expense, net	$(38)

Commodity contracts	16	Cost of products sold	9

Foreign currency contracts	1	Cost of products sold	1

	$(41)		$(28)

Derivatives Not Designated as Hedging Instruments	Location of Gain Recognized in Income on Derivatives	Amount of Gain Recognized in Income on Derivatives
		(Millions of Dollars)

Commodity contracts	Cost of products sold	$1